Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)
Kondaur Mortgage Depositor 2013-1, LLC
Name of the Issuing Entity	Central Index Key Number	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Assets Pending Repurchase or Replacement(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
(a)	(a)	(b)	(c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
				(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Type: Residential Mortgage Loans
Kondaur Mortgage Asset 2013-1, LLC	N/A		CitiFinancial Credit Company	625	$79,062,091.64	100.00%	65	$7,285,083.72	11.23195%	2	$136,618.35	0.21063%	63	$7,148,465.37	11.021315%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%

Kondaur Mortgage Asset 2013-1, LLC Total				625	$79,062,091.64	100.00%	65	$7,285,083.72	11.23195%	2	$136,618.35	0.21063%	63	$7,148,465.37	11.021315%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Grand Total				625	$79,062,091.64	100.00%	65	$7,285,083.72	11.23195%	2	$136,618.35	0.21063%	63	$7,148,465.37	11.021315%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%

Footnotes:

(1) In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up requests made of Demand Entities as we deemed appropriate.

(2) In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense. In cases where the originator is identified as "CitiFinancial Credit Company", the sponsor of the related transaction acquired the loans from CitiFinancial Credit Company and one or more affiliates of CitiFinancial Credit Company is the originator of the Mortgage Loans. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.